ORGANIZATION AND NATURE OF OPERATIONS - Saigon Glory (Details) - VinFast Trading and Production JSC - Investment under agreement with saigon glory limited liability company
$ in Millions, ₫ in Billions
1 Months Ended
	Sep. 30, 2025	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)
ORGANIZATION AND NATURE OF OPERATIONS
Real estate projects, cooperation term	5 years
Percentage of pre tax residual profit	90.00%
Amount of maximum exposure		₫ 5,817	$ 231.6